Issued Capital and Reserves - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [Abstract]
Minimum percentage required under the Companies Act of Japan for dividends from surplus be appropriated as capital reserve or legal earnings reserve	10.00%
Threshold percentage specified under the Companies Act of Japan for aggregate amount capital reserve and legal earnings reserve, over which the appropriation may cease	25.00%